Submission	Jan. 21, 2026
Submission [Line Items]
Central Index Key	0002011514
Registrant Name	Anteris Technologies Global Corp.
Registration File Number	333-292565
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A